Benefits and interests of directors	12 Months Ended
Dec. 31, 2023
Disclosure Of Benefits And Interest Of Directors [Abstract]
Benefits and interests of directors
46	Benefits and interests of directors
The remuneration of each director of the Company includes director’s fees, salaries and bonuses, social security and housing fund, other benefits, and non-monetary
benefits.
The director’s fee, salaries and bonuses, social security and housing fund and other benefits incurred by the Group for the years ended December 31, 2021, 2022 and 2023 are set out as follows:
Year ended December 31, 2021:

Name	Director’s fee	Salaries and bonuses	Pension costs – defined contribution plans	Other Social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Cho Yong Suk	—	14,070	62	12	2,147	16,291
Gregory Dean Gibb	—	8,410	45	29	1,963	10,447
Ji Guangheng	—	12,090	46	37	523	12,696
Li Renjie	—	667	—	—	175	842
Non-Executive Directors:
Zhang Xudong	500	—	—	—	—	500
Li Weidong	500	—	—	—	—	500
Ha Jiming	164	—	—	—	—	164
Yang Rusheng	500	—	—	—	—	500
Tang Yunwei	458	—	—	—	—	458
Li Xianglin	458	—	—	—	—	458
Sin Yin Tan	—	—	—	—	—	—
Jason Bo Yao	—	—	—	—	—	—
Law Eddie Siu Wah	—	—	—	—	—	—
Peter Jurdjevic	—	—	—	—	—	—
Li Rui	—	—	—	—	—	—

	2,580	35,237	153	78	4,808	42,856

Year ended December 31, 2022:

Name	Director’s fee	Salaries and bonuses	Pension costs – defined contribution plans	Other Social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Cho Yong Suk	—	7,750	67	15	2,242	10,074
Gregory Dean Gibb	—	4,580	40	36	2,433	7,089
Ji Guangheng	—	2,673	13	10	87	2,783
Non-Executive Directors:
Zhang Xudong	500	—	—	—	—	500
Li Weidong	500	—	—	—	—	500
Yang Rusheng	500	—	—	—	—	500
Tang Yunwei	448	—	—	—	—	448
Li Xianglin	500	—	—	—	—	500
Li Rui	—	—	—	—	—	—
Ou Hanjie	—	—	—	—	—	—
Cai Fangfang	—	—	—	—	—	—
Fu Xin	—	—	—	—	—	—
Huang Yuqiang	—	—	—	—	—	—

	2,448	15,003	120	61	4,762	22,394

Year ended December 31, 2023:

Name	Director’s fee	Salaries and bonuses	Pension costs – defined contribution plans	Other Social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Cho Yong Suk	—	7,390	66	20	2,076	9,552
Gregory Dean Gibb	—	5,180	43	40	2,198	7,461
Non-Executive Directors:
Zhang Xudong	500	—	—	—	—	500
Li Weidong	500	—	—	—	—	500
Yang Rusheng	500	—	—	—	—	500
Li Xianglin	500	—	—	—	—	500
Ji Guangheng	—	—	—	—	—	—
Fu Xin	—	—	—	—	—	—
Huang Yuqiang	—	—	—	—	—	—
Xie Yonglin	—	—	—	—	—	—

	2,000	12,570	109	60	4,274	19,013

Other
non-monetary
benefits include share options and performance share units (“PSUs”). In the years ended December 31, 2021, 2022 and 2023, the total number of shares issued upon the exercise of share options and vesting of PSUs granted to the directors of the Company was 951,276.5, 1,685,372.5 and 1,502,872.5, respectively, with trading prices ranging from USD2.95 per share to USD12.61 per share.